Accounts Receivable-Third Parties (Tables)	6 Months Ended
Jun. 30, 2017
Accounts Receivable
Schedule of accounts receivable

	June 30,	December 31,
	2017	2016
	(in US$’000)
Accounts receivable, gross	46,279	43,532
Allowance for doubtful accounts	(2,767)	(2,720)
Accounts receivable, net	43,512	40,812

Schedule of movement on the allowance for doubtful accounts

	2017	2016
	(in US$’000)
As at January 1	2,720	3,127
Allowance for doubtful accounts	6	55
Decrease due to collection or write-off	(7)	—
Exchange difference	48	(79)
As at June 30	2,767	3,103

Schedule of ageing analysis of accounts receivable

	June 30,	December 31,
	2017	2016
	(in US$’000)
Within 1 month	109	—
1 to 3 months	18	—
3 to 6 months	115	—
Over 6 months	—	26
	242	26